Note 4 - Critical Judgements and Key Sources of Estimation Uncertainty	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
4	CRITICAL JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

Critical Judgments in Applying the Group’s Accounting Policies

The following are the critical judgments apart from those involving estimations (which are dealt with separately below), that the Directors have made in the process of applying the Group accounting policies and that have the most significant effect on the amounts recognized in the financial statements.

Business Combinations

In making their judgments with regards to the fair value and useful life of assets and liabilities for acquired businesses, the Directors have considered the criteria for accounting for business combinations set out in IFRS
3
‘Business Combinations’, including the identification and valuation of acquired intangible assets.

Discontinued Operations

When assessing whether to account for a business segment as a discontinued operation the Directors have considered the detailed criteria set out in IFRS
5
‘Non-Current Assets Held for Sale and Discontinued Operations’ in particular whether a business unit qualifies for disclosure as a discontinued operation. Discontinued operations as detailed in note
6
is in relation to disposal of a major line of business for the year ended
March 31, 2017.
There have been
no
discontinued operations for the year ended
March 31, 2018.

Revenue Recognition

In making their judgment with regard to revenue recognition, the Directors have considered the detailed criteria for the recognition of revenue for the provision of services set out in IAS
18
‘Revenue’ and the policy in note
3,
in particular regarding whether the debt is collectible. There is a policy in relation to the sales and doubtful debt allowance and the Directors have exercised judgment in relation to this.

In addition, determining whether to recognize revenue on a gross or net basis is also considered a significant judgement by the Directors. The Directors consider that gross recognition is appropriate. Refer to note
3
for further details.

Determination of Functional Currency

Determining the appropriate functional currency requires management judgment and consideration of the economic factors in which the entity operates, such as the currency that mainly influences revenue, labor, material and other costs.

Capitalization
of Development Costs

Determining the point of capitalization of costs related to developing internally generated technology requires judgement. The Directors have considered the detailed criteria per IAS
38,
‘Intangible Assets’ and have ensured that costs are appropriately capitalized only when the technical and commercial feasibility of technology is met. There is judgement in assessing the probability of future economic benefits and the estimated useful life.

Key Sources of Estimation Uncertainty

The key assumptions concerning the future, and other key sources of estimation uncertainty at the balance sheet date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial period, are discussed below.

Impairment of Goodwill

Determining whether goodwill is impaired requires an estimation of the value in use of the cash generating unit (CGU) to which goodwill has been allocated. The value in use calculation requires the entity to estimate the future cash flows of the CGU and a suitable discount rate in order to calculate present value. The carrying amount of goodwill at the balance sheet date was
$123.8
million (
2017:
$48.5
million). Refer to note
14
for further details.

Identification and Valuation of Acquired Intangibles

In making judgments in relation to the identification, valuation and useful economic life of acquired intangibles, the Directors have determined the valuation of the acquired intangible balances with the assistance of an independent valuator. Refer to note
7
for further details.

Deferred Tax Asset

In determining the level of recognition of the deferred tax assets, the Directors have considered the level of future taxable profits that are expected to be received in the foreseeable future. Refer to note
20
for further details.

Share Options and Restricted Share Units

In calculating the fair value of the share options, the Directors have considered the expected life of the option, the volatility of the Company’s share price, the risk free rate and forfeiture rates. In calculating the fair value of the restricted share units the Company uses the share price at the date of grant. Refer to note
25
for further details.

Allowance Account for Credit Losses

The Company provides for bad debts by analyzing historical default rates and current information available about customer’s credit worthiness on an account by account basis. Uncertainty relates to the actual collectability of customer balances which can vary from the Company’s estimation.